Share Capital Warrants Outstanding (Details) shares in Thousands	12 Months Ended
Dec. 31, 2016 $ / shares shares
February 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 4.50
Class of Warrant or Right, Outstanding	100
Warrant expiration date	Feb. 20, 2018
March 6, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 7.21
Class of Warrant or Right, Outstanding	100
Warrant expiration date	Mar. 06, 2018
March 20, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 5.02
Class of Warrant or Right, Outstanding	100
Warrant expiration date	Mar. 20, 2018
May 31, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 4.00
Class of Warrant or Right, Outstanding	840
Warrant expiration date	May 31, 2020
October 14, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 2.33
Class of Warrant or Right, Outstanding	402
Warrant expiration date	Oct. 14, 2020
December 21, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 1.54
Class of Warrant or Right, Outstanding	500
Warrant expiration date	Dec. 21, 2018
December 15, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 2.50
Class of Warrant or Right, Outstanding	1,028
Warrant expiration date	Dec. 15, 2020
December 4, 2020 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 1.08	[1]
Class of Warrant or Right, Outstanding	1,500	[2]
Warrant expiration date	Dec. 04, 2020
February 26, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 1.62
Class of Warrant or Right, Outstanding	500
Warrant expiration date	Feb. 26, 2019
March 4, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 2.50
Class of Warrant or Right, Outstanding	30
Warrant expiration date	Mar. 04, 2021
March 25, 2021 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	5 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 1.22
Class of Warrant or Right, Outstanding	4,168
Warrant expiration date	Mar. 25, 2021
November 8, 2019 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 2.00
Class of Warrant or Right, Outstanding	25
Warrant expiration date	Nov. 08, 2019
November 30, 2018 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	3 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 2.06
Class of Warrant or Right, Outstanding	88
Warrant expiration date	Nov. 30, 2018
December 30, 2022 [Member]
Class of Warrant or Right [Line Items]
Warrant Term	6 years
Class of Warrant, Exercise Price of Warrants | $ / shares	$ 0.01
Class of Warrant or Right, Outstanding	862
Warrant expiration date	Dec. 30, 2022
Warrant [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	10,243	[3]
Related Party [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Outstanding	6,800

[1]	These warrants to purchase common shares include a one-time adjustment provision, as defined in the agreement, which provided that the exercise price will be automatically adjusted, if the adjustment price as calculated on May 28, 2016, is less than $2.50. On May 28, 2016, the exercise price was adjusted to $1.08 for the one-time adjustment provision.
[2]	If the Company or any subsidiary thereof, at any time while this warrant is outstanding, enters into a Variable Rate Transaction (“VRT”) (as defined in the purchase agreement) and the issue price, conversion price or exercise price per share applicable thereto is less than the warrant exercise price then in effect, the exercise price shall be reduced to equal the VRT price.
[3]	Includes 6.8 million of warrants to purchase common shares, in the aggregate, issued to related parties.